Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payments
Note 9 — Share-Based Payments
The Company has three Share-based payment plans and one restricted share award in place as at June 30, 2023:

•	The Company’s Long-Term Incentive Plan (the “ Plan ”);

•	The Company’s Supplementary Long-Term Incentive Plan (the “ Supplementary Plan ”);

•	the Company’s Rollover Option Plan (the “ Rollover Plan ,” together with the Plan and the Supplementary Plan, the “ Plans ”); and

•	Chief Executive Officer Restricted Share Award.
Long Term Incentive Plans
The Plans are equity-settled, and the Company may grant various forms of equity awards, including the granting of options to purchase Ordinary Shares (“
Company Options
”) and restricted stock units (“
RSU
s”), pursuant to the Plans.

The contractual term is 10 years from grant date for options granted under the Plans In general, each Company Option granted in 2023 has a four-year vesting period with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the next following three years.
The changes for the six months ended June 30, 2023 in the number of options outstanding related to Ordinary Shares and their related weighted average exercise prices are as follows:

		2023
	Weighted average exercise price	Number of options
Outstanding as at January 1	€6.52	11,146,861
Granted during the year	$11.01	4,558,729
Exercised during the year	€6.89	(14,910)
Forfeited during the year	€9.96	(1,724,516)

Outstanding as at June 30	€7.33	13,966,164

As at June 30, 2023, 4,189,605 of the outstanding Company Options are exercisable. The options outstanding as of June 30, 2023 have a weighted average remaining contractual life of 9.0 years.

		2023
Expiry date	Exercise Price	Number of options
July 6, 2031	€1.16	4,174,706
November 22, 2032	$10.00	6,140,444
January 1—June 5, 2033	$10.90—13.85	3,651,014

Outstanding as at June 30	€7.33	13,966,164

Fair Value of Options Granted
The Black-Scholes option pricing formula has been applied for measuring the fair value of the options granted. The weighted average fair values and the inputs (ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

2023
Share value (EUR)	10.31
Option exercise price (EUR)	10.31
Volatility (%)	37%–42%
Expected life (years)	5.3–7.0
Dividend yield	0%
Risk-free rate	3.55%–3.98%
Fair value per option (EUR)	4.55
The expected option life is based on management’s best estimate of when the options will be exercised. Expected volatility is estimated by considering historical average share price volatility of a group of comparable companies over a period before the grant date being equal to the expected option life. The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its ordinary shares. The risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option.

Share-Based Payment Expenses Recognized for Options Granted
The fair value of the options is expensed over the relevant vesting periods using the graded vesting method, based on management’s estimate of the number of options that will eventually vest. For the six months ended June 30, 2023 and 2022, the total share-based payment expense recognized for the equity-settled options amounted to €12.1 million and €0.3 million, respectively.
In addition, during the six months ended June 30, 2023 and 2022, the Group recognized €1.1 million and €0.0 million, respectively, as expenses for the employer social security contributions expected to be payable related to these options. The corresponding liability as at June 30, 2023 and December 31, 2022 amounts to €2.8 million and €0.1 million, respectively.
Restricted Stock Units (“RSUs”)
As at June 30, 2023 the Company had allocated 160,404 Earnout Shares to be granted to participants in the Plan who were directors, officers, employees or consultants of NAP B.V. as of the date of the Business Combination Agreement and who are at the time of the achievement of such milestone providing services to the Company or its subsidiaries (“
Participating Optionholders
”) if and when a certain clinical development milestone is achieved during the earnout period. These Earnout Shares will be delivered in the form of awards of RSUs granted pursuant to the Plan to such Participating Optionholders who are at the time of achievement of such milestone still providing services to the Group.
The development milestone consists of the achievement and public announcement of Positive Phase 3 Data for each of the Company’s BROADWAY clinical trial and BROOKLYN clinical trial at any time during the period beginning on November 22, 2022 and ending on the date that is five years after such date.
There is no impact on these financial statements with respect to these RSUs due to the uncertainty of achieving the clinical development milestone.
Chief Executive Officer Restricted Share Award
In July 2021, our chief executive officer, Michael Davidson, M.D., paid the fair market value of the underlying ordinary shares (in aggregate €708,571) when he made an investment in restricted shares issued through Depositary Receipts as previously disclosed. Accordingly, the total fair value of these equity-settled share-based payment awards amounts to nil and there will be no expenses recognized in the income statement. This award had a four year vesting period with 25% vesting on August 1, 2021 and the remaining 75% vesting in equal monthly installments over the following three years.
In connection with the award arrangement, if Dr. Davidson leaves the Group, all unvested Ordinary Shares will be cancelled against payment by the Company to him of the lower of the (i) the purchase price paid and (ii) the fair market value of such Ordinary Shares at the time of forfeiture. In order to reflect the consideration paid and the possibility that the Ordinary Shares would be repurchased if Dr. Davidson becomes a “Good Leaver” (as such term is defined in the award agreement) during the vesting period, the Company has recognized the consideration as a financial liability until the award has fully vested, at which time it will be reclassified to equity provided that Dr. Davidson remains with the Group. This liability is measured at the lower of (i) the purchase price paid and (ii) the fair market value of the Ordinary Shares at the end of the reporting period. The liability for unvested Ordinary Shares as at June 30, 2023 amounted to €192 thousand.

For the six months ended June 30, 2023, the movements in the number of Ordinary Shares outstanding are as follows:

2023
Number of Ordinary Shares
Outstanding as at January 1	608,779
Granted/purchased during the year	—

Outstanding as at June 30	608,779

As of June 30, 2023, a total of 443,901 Ordinary Shares had vested.

Note 20 — Share-Based Payments
The Company has two Share-based payment plans and
one
restricted share award in place as at December 31, 2022:

•	The Company’s Long-Term Incentive Plan (the “ Plan ”), which also includes restricted stock units;

•	the Company’s Rollover Option Plan (the “ Rollover Plan ,” together with the Plan, the “ Plans ”); and

•	Chief Executive Officer Restricted Share Award.

Long Term Incentive Plans
In November 2022, the Company adopted Plans in connection with the Business Combination to replace the Prior LTIP (as defined below). The Plans are equity-settled, and the Company may grant various forms of equity awards, including the granting of options to purchase Ordinary Shares (“
Company Options
”), pursuant to the Plans.
Each option of NewAmsterdam Pharma granted under the Prior LTIP (“
NewAmsterdam Pharma Options
”) outstanding immediately prior to the consummation of the Exchange remained outstanding and, to the extent unvested, continued to vest in accordance with its applicable terms, and at the time of the Exchange, such options became options to purchase, and will when exercised be settled in Ordinary Shares under the Plans. Additionally, the exercise price of each converted option has been determined by dividing the exercise price per share (or depository receipt for a share) of each option to purchase shares (or depository receipts for shares) of NewAmsterdam Pharma by an exchange ratio of approximately 2.13.
Term and Vesting Period
The contractual term is 10 years from grant date for options granted. Each new option granted in 2022 under the Plans has a four-year vesting period with 1/48 vesting on each one-month anniversary of the grant date.
In the case of a participant who voluntarily leaves and therefore ceases to be an eligible participant (“
Good Leaver
”), all unvested options will lapse and all vested options that have not yet been exercised or settled must be exercised or settled within 3 months after the Participant became a Good Leaver.
If long-term incentive awards are granted in exchange for outstanding options under the Plans in connection with a change of control and the Board has determined that such awards are sufficiently equivalent to the outstanding options concerned, then such outstanding options shall be cancelled and terminated upon the replacement awards being granted to the participants concerned. If this is not the case, then such options shall immediately vest in full, unless the Board decides otherwise.
Prior to the modification on November 22, 2022, NewAmsterdam Pharma introduced a long-term incentive plan (the “
Prior LTIP
”) for employees, officers, and other service providers in July 2021. Under this equity-settled plan, NewAmsterdam Pharma granted options on Depositary Receipts (“
DRs
”) relating to non-voting ordinary shares and options on non-voting ordinary shares. On July 8, 2021, NewAmsterdam Pharma granted 262,857 Pre-Series A options, 887,116 First Tranche Options, and 814,312 Second Tranche Options. Each option had a four-year vesting period with 25% vesting after one year and the remaining 75% vesting in equal installments over the next following three years. All options under the Prior LTIP were issued with the same terms with the exception of the Second Tranche Options, which were subject to the following two additional vesting conditions: (i) the Milestone Closing (i.e., the closing of the second tranche of the Series A financing round) having occurred, provided that the Milestone Closing occurs prior to June 1, 2022; and (ii) the Participant’s employment, management, or advisory agreement having continued uninterrupted through the date of the Milestone Closing. These additional non-market vesting conditions were met in 2022.
Modifications of Options During the Year
The options issued under the Prior LTIP have been converted into 4,185,360 options issued under the Plans over Ordinary Shares in the Company in connection with the Business Combination Agreement.
The changes related to the NewAmsterdam Pharma Options have been treated as a modification because the Business Combination Agreement outlines that the new award replaces a canceled award; and so it is treated as if the original award had been modified. Each replacement option (i.e., Company Option) shall be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the
NewAmsterdam Pharma Option immediately prior to the closing of the Business Combination. Since the change was structured to preserve the value of the NewAmsterdam Pharma Options, the total fair value of the replacement options granted to an employee is the same as the fair value of the NewAmsterdam Pharma Option held immediately before the closing of the transaction. Therefore, no incremental fair value has been granted in relation to the replacement of the NewAmsterdam Pharma Options with Company Options, and the grant date fair value of the original NewAmsterdam Pharma Options will therefore continue to be charged over the original vesting period.
In total, 1,964,286 NewAmsterdam Pharma Options with an exercise price of €2.48 were outstanding as of December 31, 2021 and as of the date prior to the Exchange. At the time of the Exchange, these were converted into 4,185,360 Company Options with an exercise price of €1.16392. The number of options and the exercise price presented as comparative information for 2021 in the tables below have been updated to reflect this conversion in 2022. In addition, on November 22, 2022, the Company granted 6,961,501 Company Options under the Plan.
The changes in the number of options outstanding related to Ordinary Shares and their related weighted average exercise prices are as follows:

		2022		2021
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options (1)
Outstanding as at January 1	€1.16	4,185,360	—	—
Granted during the year	$10.00	6,961,501	€1.16	4,185,360
Forfeited during the year	—	—	—	—

Outstanding as at December 31	€6.52	11,146,861	1.16	4,185,360

(1)
On November 22, 2022, the NewAmsterdam Pharma Options outstanding of 1,964,286 were exchanged for 4,185,360 Company Options using an exchange ratio of approximately 2.13. The weighted average exercise price was also re-stated from €2.48 to €1.16392 based on the same exchange ratio. The 2021 amounts and the opening balance as at January 1, 2022, have been restated to reflect this conversion.

As at December 31, 2022, 2,837,865 of the outstanding Company Options are exercisable. The Company Options granted on November 22, 2022 have an exercise price of $10.00 per option and will expire on November 22, 2032. The options outstanding as of December 31, 2022 and 2021 have a weighted average remaining contractual life of 9.4 years and 9.5 years, respectively. There were no options outstanding as of December 31, 2020.

		2022		2021
Expiry date	Exercise Price	Number of options	Exercise Price	Number of options
July 6, 2031	€1.16	4,185,360	€1.16	4,185,360
November 22, 2032	$10.00	6,961,501	—	—

Outstanding as at December 31	€6.52	11,146,861	1.16	4,185,360

Fair Value of Options Granted
The Black-Scholes option pricing formula has been applied for measuring the fair value of the options granted. The assumptions used to determine the fair value of the options represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment, specifically as it relates to share value prior to the Merger, volatility and expected life. The weighted average fair values and the inputs

(ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

	2022	2021
Share value (EUR)	9.61	2.48
Option exercise price (EUR)	9.73	2.48
Volatility (%)	38%–42%	42%–44%
Expected life (years)	5.0–7.0	5.0–6.9
Dividend yield	0%	0%
Risk-free rate	3.88%–3.93%	(0.62%)–(0.58%)
Fair value per option (EUR)	4.20	0.91–0.98
The expected option life is based on management’s best estimate of when the options will be exercised. Expected volatility is estimated by considering historical average share price volatility of a group of comparable companies over a period before the grant date being equal to the expected option life. The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its ordinary shares. For the options granted in 2021 with an exercise price denominated in euro, the risk-free interest rate is estimated based on the continuous yield on triple A-rated, zero-coupon government bonds in the Eurozone with a term to maturity comparable to the (remaining) expected option life. For the options granted in 2022 with an exercise price denominated in U.S. dollars, the risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option.
For the options granted in 2022, the fair value of the Ordinary Shares is equal to the closing share price at the grant date. For the 1,964,286 NewAmsterdam Pharma Options granted in 2021 with an exercise price of €2.48, the fair value of the underlying ordinary shares in NewAmsterdam Pharma (the share value in table above) was estimated in the absence of a public market for the company’s equity instruments. NewAmsterdam Pharma relied on an option pricing method (“
OPM
”) to determine fair value of the ordinary shares. The OPM allocates the overall equity value to the various share classes based on differences in liquidation preferences and participation rights. After the value of the ordinary shares is determined, a discount for lack of marketability (“
DLOM
”) of 15% is applied to arrive at fair value of the underlying ordinary shares. A DLOM is applied in order to reflect the lack of a recognized market for a privately held interest and the fact that equity interest may not be readily transferrable. A market participant purchasing this equity instrument would recognize this illiquidity associated with the equity instrument which would reduce the overall fair market value.
Share-Based Payment Expenses Recognized for Options Granted
The fair value of the options is expensed over the relevant vesting periods using the graded vesting method, based on management’s estimate of the number of options that will eventually vest. For the years ended December 31, 2022, 2021 and 2020, the total share-based payment expense recognized for the equity-settled options amounted to €3.922 million, €1.049 million and nil, respectively.
In addition, during the years ended December 31, 2022, 2021 and 2020, the Company recognized €1.612 million, €43 thousand and nil as expenses for the employer social security contributions expected to be payable related to t hese o
ptions. The corresponding liability as of December 31, 2022 and 2021 amounts to €1.655 million and €43 thousand, respectively.
Restricted Stock Units (“RSUs”)
As a result of the Business Combination Agreement, the Company has currently allocated 160,778 Earnout Shares to grant to Participating Optionholders if and when a certain clinical development milestone is achieved during the earnout period. These Earnout Shares will be delivered in the form of awards of RSUs granted pursuant to the Plan to such Participating Optionholders who are at the time of achievement of such milestone still providing services to the Company or its subsidiaries.

The development milestone consists of the achievement and public announcement of Positive Phase 3 Data for each of NewAmsterdam Pharma’s BROADWAY clinical trial and BROOKLYN clinical trial at any time during the period beginning on November 22, 2022 and ending on the date that is five years after such date. As a result, no Earnout Shares will be issuable if the applicable milestone is not achieved within five years of the Merger. If the clinical development milestone is not achieved during the Earnout Period, but a Participating Optionholder has completed their service requirement, they will not be considered vested in the RSUs.
There is no impact on these financial statements with respect to the Participating Optionholders’ awards due to the uncertainty of achieving the clinical development milestone. Refer to Note 17 regarding the financial statement impact of the Earnout Shares allocated to Participating Shareholders.
Chief Executive Officer Restricted Share Award
In July 2021, NewAmsterdam Pharma entered into an arrangement and issued 285,714 non-voting ordinary shares to a foundation (
“STAK EPNAP”
) at an aggregate issue price of €708,571 for which Depository Receipts (“
Founder DRs
”) were agreed to be issued by STAK EPNAP to NewAmsterdam Pharma’s chief executive officer, M. Davidson, under the Prior LTIP. The vesting and contractual terms for this transaction align with other DRs issued under the Prior LTIP in 2021 that have been previously disclosed, except as noted below.
NewAmsterdam Pharma provided a loan facility to M. Davidson to pay the purchase price of the Founder DRs subject to the terms and conditions of the loan agreement. On July 19, 2022, M. Davidson repaid the entire outstanding principal amount and unpaid interest.
The Company does not have an obligation to repurchase any vested Founder DRs or otherwise settle vested DRs in cash or repurchase any vested DRs. This element of the Founder DR award is therefore accounted for as an equity-settled share-based payment transaction. M. Davidson paid the fair market value of the underlying ordinary shares in the Company at the grant date, each €2.48 per share. Accordingly, the total fair value of these equity-settled share-based payment awards amounts to nil and there will be no expenses recognized in the income statement related to these investments.
In connection with the award arrangement, if M. Davidson leaves NewAmsterdam Pharma, all unvested Founder DRs will be cancelled automatically, with simultaneous cancellation of the underlying shares, and against payment by the Company to the participant of the lower of the (i) the purchase price paid and (ii) the fair market value. As the Founder DRs were delivered immediately on receipt for consideration paid by M. Davidson but remain subject to ongoing vesting conditions, to reflect the consideration paid and the potential that the Ordinary Shares may be repurchased, the Company has recognized the consideration as a financial liability until the awards have vested, at which time it will be reclassified to equity provided that M. Davidson remains with the Group. This liability is measured at the lower of the price paid for the Founder DRs and their current fair market value of the Ordinary Shares. The liability for unvested Ordinary Shares as of December 31, 2022 and 2021 amounts to €280 thousand and €458 thousand, respectively.
At the time of the Exchange, the 285,714 non-voting ordinary shares in NewAmsterdam Pharma underlying the Founder DRs were converted into 608,779 Ordinary Shares. The number of awards presented as comparative information for 2021 in the table below has been updated to reflect this conversion in 2022.
The movements in the number of Founder DRs outstanding are as follows:

	2022	2021
	Number of Ordinary Shares	Number of Ordinary Shares (1)
Outstanding as at January 1	608,779	—
Granted/purchased during the year	—	608,779

Outstanding as at December 31	608,779	608,779

(1)
On November 22, 2022, the non-voting ordinary shares in NewAmsterdam Pharma outstanding of 285,714 were exchanged for 608,779 Ordinary Shares using an exchange ratio of approximately 2.13. The 2021 amounts and the opening balance as at January 1, 2022, have been re-stated to reflect this conversion.

As of December 31, 2022 and 2021, in total 367,804 and 215,609 Ordinary Shares underlying the Founder DRs had vested, respectively.